P.O. Box 2600
Valley Forge, PA 19482-2600

610-669-4294
Judy_L_Gaines@vanguard.com

September 30, 2011

U.S.	Securities and Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re: Vanguard Valley Forge Funds

Commissioners:

On behalf of Vanguard Valley Forge Funds (the “Trust”), accompanying this letter for filing is a Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization (the “Reorganization”) of Vanguard Asset Allocation Fund (the “Asset Allocation Fund”), a series of Vanguard Malvern Funds, into Vanguard Balanced Index Fund (the “Balanced Index Fund”), a series of the Trust.

A meeting of shareholders of the Asset Allocation Fund will be held on January 26, 2012, at which time shareholders will be asked to vote on the Reorganization. Included in the Registration Statement is the form of proxy for the shareholder meeting.

In accordance with Rule 14a-6(j) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), the proxy material that forms part of the Registration Statement shall be deemed to be filed on behalf of the Asset Allocation Fund pursuant to Regulation 14A under the 1934 Act. No filing fee is due in reliance on Section 24(f) under the Investment Company Act of 1940 and Rule 14a-6(j)(2) under the 1934 Act.

It is proposed that the Registration Statement will become effective on October 30, 2011, pursuant to Rule 488 under the Securities Act of 1933. If you have any questions or comments, please contact me at 610-669-1538.

Sincerely,

/s/ Judy L. Gaines

Judy L. Gaines
Associate Counsel

cc:	Chad Eskildsen, Esquire
	U.S.	Securities and Exchange Commission
	Brion	Thompson, Esquire
	U.S.	Securities and Exchange Commission